DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 79.8%
Communication Services - 7.9%
Advertising - 0.1%
Trade Desk, Inc. - Class A (a)	709	$16,888

Integrated Telecommunication Services - 0.7%
AT&T, Inc.	6,428	180,048
Comcast Corp. - Class A	2,987	92,478
		272,526
Interactive Home Entertainment - 0.1%
Take-Two Interactive Software, Inc. (a)	219	46,314

Interactive Media & Services - 4.6%
Alphabet, Inc. - Class A	1,525	475,434
Alphabet, Inc. - Class C	4,347	1,353,786
		1,829,220
Movies & Entertainment - 1.1%
Netflix, Inc. (a)	3,740	359,938
Walt Disney Co.	749	79,424
		439,362
Wireless Telecommunication Services - 1.3%
T-Mobile US, Inc.	2,417	524,707
Total Communication Services		3,129,017

Consumer Discretionary - 7.4%
Apparel Retail - 2.2%
Ross Stores, Inc.	300	61,692
TJX Cos., Inc.	4,850	784,051
		845,743
Automobile Manufacturers - 0.0% (b)
General Motors Co.	111	8,737

Automotive Retail - 0.3%
AutoZone, Inc. (a)	27	101,401
O'Reilly Automotive, Inc. (a)	239	22,437
		123,838
Broadline Retail - 2.2%
Amazon.com, Inc. (a)	4,036	847,560
MercadoLibre, Inc. (a)	19	33,394
		880,954
Consumer Electronics - 0.2%
Garmin Ltd.	317	80,147

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Home Improvement Retail - 0.7%
Home Depot, Inc.	464	$176,654
Lowe's Cos., Inc.	368	97,362
		274,016
Hotels, Resorts & Cruise Lines - 1.1%
Expedia Group, Inc.	1,814	391,262
Royal Caribbean Cruises Ltd.	138	42,912
		434,174
Restaurants - 0.7%
Darden Restaurants, Inc.	300	64,155
McDonald's Corp.	655	223,394
		287,549
Total Consumer Discretionary		2,935,158

Consumer Staples - 6.0%
Consumer Staples Merchandise Retail - 2.2%
Costco Wholesale Corp.	665	672,176
Target Corp.	256	29,130
Walmart, Inc.	1,298	166,079
		867,385
Household Products - 1.0%
Colgate-Palmolive Co.	868	86,053
Procter & Gamble Co.	1,735	290,092
		376,145
Packaged Foods & Meats - 0.6%
Hershey Co.	321	75,846
McCormick & Co., Inc.	1,247	88,587
Mondelez International, Inc. - Class A	904	55,668
		220,101
Personal Care Products - 0.4%
Unilever PLC - ADR	2,388	176,115

Soft Drinks & Non-alcoholic Beverages - 1.6%
Coca-Cola Co.	1,557	126,989
PepsiCo, Inc.	3,086	523,818
		650,807
Tobacco - 0.2%
Altria Group, Inc.	532	36,729
Philip Morris International, Inc.	303	56,610
		93,339
Total Consumer Staples		2,383,892

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Energy - 2.8%
Coal & Consumable Fuels - 0.1%
Cameco Corp.	314	$37,178

Integrated Oil & Gas - 1.7%
Chevron Corp.	206	38,473
Exxon Mobil Corp.	4,175	636,687
		675,160
Oil & Gas Equipment & Services - 0.4%
SLB Ltd.	3,228	165,725

Oil & Gas Exploration & Production - 0.1%
ConocoPhillips	228	25,869

Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	603	119,520
Valero Energy Corp.	184	37,654
		157,174
Oil & Gas Storage & Transportation - 0.1%
Williams Cos., Inc.	494	36,912
Total Energy		1,098,018

Financials - 12.0%
Asset Management & Custody Banks - 2.4%
Bank of New York Mellon Corp.	6,883	819,765
Blackrock, Inc.	33	35,087
KKR & Co., Inc.	923	80,929
		935,781
Consumer Finance - 0.2%
Capital One Financial Corp.	384	75,126

Diversified Banks - 3.5%
Bank of America Corp.	1,851	92,235
JPMorgan Chase & Co.	3,732	1,120,720
US Bancorp	614	33,561
Wells Fargo & Co.	1,943	158,257
		1,404,773
Diversified Financial Services - 0.0% (b)
Apollo Global Management, Inc.	153	16,004

Financial Exchanges & Data - 2.8%
Cboe Global Markets, Inc.	3,387	1,015,151
Moody's Corp.	52	24,835

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
MSCI, Inc.	154	$88,062
		1,128,048
Insurance Brokers - 0.1%
Arthur J Gallagher & Co.	114	26,015

Property & Casualty Insurance - 1.1%
Allstate Corp.	112	24,026
Progressive Corp.	489	104,480
Travelers Cos., Inc.	174	53,703
W R Berkley Corp.	3,468	248,656
		430,865
Transaction & Payment Processing Services - 1.9%
Mastercard, Inc. - Class A	217	112,235
PayPal Holdings, Inc.	678	31,330
Visa, Inc. - Class A	1,902	608,906
		752,471
Total Financials		4,769,083

Health Care - 8.7%
Biotechnology - 1.2%
AbbVie, Inc.	1,044	242,291
Gilead Sciences, Inc.	1,569	233,703
		475,994
Health Care Distributors - 0.1%
Cencora, Inc.	74	27,538

Health Care Equipment - 5.1%
Abbott Laboratories	5,270	613,164
Boston Scientific Corp. (a)	5,206	400,081
Intuitive Surgical, Inc. (a)	105	52,869
Medtronic PLC	8,959	874,936
ResMed, Inc.	387	99,173
		2,040,223
Health Care Services - 0.1%
CVS Health Corp.	551	44,025

Life Sciences Tools & Services - 0.4%
Danaher Corp.	125	26,330
Thermo Fisher Scientific, Inc.	259	134,968
		161,298
Pharmaceuticals - 1.8%
AstraZeneca PLC	97	20,220
Bristol-Myers Squibb Co.	472	29,438
Eli Lilly & Co.	425	447,096

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Merck & Co., Inc.	1,704	$210,989
Zoetis, Inc.	161	21,107
		728,850
Total Health Care		3,477,928

Industrials - 8.7%
Aerospace & Defense - 2.8%
General Dynamics Corp.	125	44,631
General Electric Co.	2,184	747,496
Lockheed Martin Corp.	318	209,270
Northrop Grumman Corp.	38	27,527
RTX Corp.	157	31,811
TransDigm Group, Inc.	36	46,900
		1,107,635
Agricultural & Farm Machinery - 0.1%
Deere & Co.	49	30,856

Construction & Engineering - 0.1%
Quanta Services, Inc.	89	50,114

Construction Machinery & Heavy Transportation Equipment - 0.4%
Caterpillar, Inc.	197	146,338

Electrical Components & Equipment - 0.6%
Eaton Corp. PLC	103	38,720
Emerson Electric Co.	831	125,273
nVent Electric PLC	77	9,114
Rockwell Automation, Inc.	124	50,524
		223,631
Environmental & Facilities Services - 1.4%
Republic Services, Inc.	173	39,617
Rollins, Inc.	6,148	374,352
Waste Management, Inc.	530	127,645
		541,614
Heavy Electrical Equipment - 0.1%
GE Vernova, Inc.	54	47,174

Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	207	44,373
Paychex, Inc.	768	71,923
		116,296
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	209	50,910

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Industrial Machinery & Supplies & Components - 1.5%
Dover Corp.	2,012	$453,706
Flowserve Corp.	318	28,149
Illinois Tool Works, Inc.	80	23,250
Pentair PLC	652	64,672
Snap-on, Inc.	62	23,884
		593,661
Passenger Ground Transportation - 0.7%
Uber Technologies, Inc. (a)	3,967	299,191

Rail Transportation - 0.3%
Norfolk Southern Corp.	159	50,044
Union Pacific Corp.	271	71,809
		121,853
Trading Companies & Distributors - 0.3%
WW Grainger, Inc.	100	114,473
Total Industrials		3,443,746

Information Technology - 22.4%
Application Software - 0.9%
HubSpot, Inc. (a)	103	27,245
Intuit, Inc.	105	42,948
PTC, Inc. (a)	414	64,828
Salesforce, Inc.	1,173	228,489
		363,510
Communications Equipment - 1.3%
Cisco Systems, Inc.	6,725	534,368

Electronic Components - 0.1%
Amphenol Corp. - Class A	60	8,764
Corning, Inc.	298	44,813
		53,577
Electronic Equipment & Instruments - 1.6%
Itron, Inc. (a)	304	28,561
Keysight Technologies, Inc. (a)	1,946	598,064
		626,625
Electronic Manufacturing Services - 0.1%
TE Connectivity PLC	85	19,563

Internet Services & Infrastructure - 0.1%
Shopify, Inc. - Class A (a)	447	53,966

IT Consulting & Other Services - 0.4%
International Business Machines Corp.	629	151,092

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Semiconductor Materials & Equipment - 0.1%
Applied Materials, Inc.	69	$25,689
Lam Research Corp.	70	16,372
		42,061
Semiconductors - 8.2%
Advanced Micro Devices, Inc. (a)	2,440	488,513
Analog Devices, Inc.	3,024	1,075,909
Intel Corp. (a)	4,335	197,719
NVIDIA Corp.	4,832	856,182
QUALCOMM, Inc.	4,323	615,422
Texas Instruments, Inc.	151	32,029
		3,265,774
Systems Software - 4.1%
Microsoft Corp.	2,834	1,113,025
Palo Alto Networks, Inc. (a)	1,850	275,502
ServiceNow, Inc. (a)	2,090	225,741
		1,614,268
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	8,194	2,164,691
Total Information Technology		8,889,495

Materials - 2.5%
Construction Materials - 0.1%
Vulcan Materials Co.	65	20,150

Copper - 0.6%
Freeport-McMoRan, Inc.	3,501	238,348

Gold - 1.0%
Anglogold Ashanti PLC	175	22,360
Newmont Corp.	2,724	354,120
		376,480
Industrial Gases - 0.3%
Air Products and Chemicals, Inc.	169	46,588
Linde PLC	172	87,390
		133,978
Specialty Chemicals - 0.5%
Ecolab, Inc.	100	30,835
PPG Industries, Inc.	833	102,684
RPM International, Inc.	636	72,580
Solstice Advanced Materials, Inc.	52	4,082
		210,181
Total Materials		979,137

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Utilities - 1.4%
Electric Utilities - 0.4%
Duke Energy Corp.	542	$70,921
NextEra Energy, Inc.	686	64,326
Xcel Energy, Inc.	648	54,017
		189,264
Multi-Utilities - 0.9%
Sempra	3,635	349,941

Water Utilities - 0.1%
American Water Works Co., Inc.	259	35,232
Total Utilities		574,437
TOTAL COMMON STOCKS (Cost $19,317,789)		31,679,911

EXCHANGE TRADED FUNDS - 19.4%
Invesco QQQ Trust Series 1	1,533	930,976
iShares Core S&P 500 ETF	2,127	1,466,311
iShares Russell 1000 Growth ETF	1,900	855,361
iShares S&P 500 Value ETF	1,063	236,082
iShares U.S. Technology ETF	3,825	725,144
SPDR Gold Shares (a)	156	75,465
State Street Communication Services Select Sector SPDR ETF	2,509	296,187
State Street Consumer Discretionary Select Sector SPDR ETF	368	43,005
State Street Financial Select Sector SPDR ETF	1,746	89,797
State Street Health Care Select Sector SPDR ETF	272	43,574
State Street Industrial Select Sector SPDR ETF	159	28,165
State Street Materials Select Sector SPDR ETF	568	30,337
State Street SPDR Portfolio S&P 500 Growth ETF	3,369	348,927
State Street SPDR S&P 500 ETF Trust	685	469,903
State Street Utilities Select Sector SPDR ETF	2,544	121,425
Vanguard Communication Services ETF	948	182,120
Vanguard Financials ETF	419	52,610
Vanguard Growth ETF	729	335,974
Vanguard S&P 500 ETF	2,148	1,355,474
TOTAL EXCHANGE TRADED FUNDS (Cost $3,370,290)		7,686,837

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Real Estate - 0.4%
Industrial REITs - 0.2%
Prologis, Inc.	642	91,530

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Telecom Tower REITs - 0.2%
American Tower Corp.	397	$76,168
Total Real Estate		167,698
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $110,581)		167,698

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.60% (c)	157,941	157,941
TOTAL MONEY MARKET FUNDS (Cost $157,941)		157,941

TOTAL INVESTMENTS - 100.0% (Cost $22,956,601)		$39,692,387
Other Assets in Excess of Liabilities - 0.0% (b)		18,071
TOTAL NET ASSETS - 100.0%		$39,710,458

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

DAKOTA ACTIVITY EQUITY ETF

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Dakota Active Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$31,679,911	$—	$—	$31,679,911
Exchange Traded Funds	7,686,837	—	—	7,686,837
Real Estate Investment Funds	167,698	—	—	167,698
Money Market Funds	157,941	—	—	157,941
Total Investments	$39,692,387	$—	$—	$39,692,387

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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